SHARE CAPITAL - CAPITAL MANAGEMENT - NARRATIVE (Details)	Dec. 31, 2022	Dec. 31, 2021
SHARE CAPITAL
Debt-to-capital ratio	12.10%	10.60%
Liability-to-asset ratio	52.00%	51.60%